Related Party Transactions (Details 3) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Short term loans - related parties	$ 1,061,360
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Short term loans - related parties	84,831
A group of individuals who hold more than 10% voting interest of the Company [Member]
Related Party Transaction [Line Items]
Short term loans - related parties	876,913
Rongbing Cui [Member]
Related Party Transaction [Line Items]
Short term loans - related parties	31,993
Wenbin Pang [Member]
Related Party Transaction [Line Items]
Short term loans - related parties	29,085
Yan Fu [Member]
Related Party Transaction [Line Items]
Short term loans - related parties	29,085
Rongjie Cui [Member]
Related Party Transaction [Line Items]
Short term loans - related parties	4,363
Jichang Zhang [Member]
Related Party Transaction [Line Items]
Short term loans - related parties	2,909
Fucheng Sun [Member]
Related Party Transaction [Line Items]
Short term loans - related parties	$ 2,181
Dandan Liu [Member]
Related Party Transaction [Line Items]
Short term loans - related parties